Shareholder Fees - Class A B C Shares - Alger International Focus Fund - ABC	Mar. 01, 2021
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	none	[1]
Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a % of offering price	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	5.00%
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a % of offering price	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%

[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.